Business and Significant Accounting Policies (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended									9 Months Ended	12 Months Ended
	Nov. 30, 2008	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) segment entity	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 09, 2018	Dec. 31, 2004 USD ($)	Dec. 31, 2003 USD ($)
Business And Significant Accounting Polices [Line Items]
Number of reportable business segments | segment											0
Number of entities that would possibly be bankrupt | entity											1	1
Revenues			$ 991	$ 1,068	$ 964	$ 935	$ 958	$ 1,071	$ 948	$ 943
Long-lived assets and goodwill impairments												$ 0	$ 0	$ 0
Percentage of equity interest sold in the event of bankruptcy	19.75%
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired		51.00%	51.00%								51.00%	51.00%
Accounting Standards Update 2014-09 [Member]
Business And Significant Accounting Polices [Line Items]
Alternative revenue program												$ 20
Accounting Standards Update 2017-07 [Member]
Business And Significant Accounting Polices [Line Items]
Reclassification from operation and maintenance expense to other income and (deductions)		$ 8									$ 23	31	28	28
Increase in provision in lieu of income taxes and decrease in non-operating provision in lieu of income taxes		$ 3									9	$ 11	$ 10	$ 10
Accounting Standards Update 2018-02 [Member]
Business And Significant Accounting Polices [Line Items]
Reclassification from AOCI to membership interests for stranded tax effects											$ 4
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership		80.25%	80.03%								80.25%	80.03%
Oncor Holdings [Member] | Oncor
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired															0.22%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners		19.75%	19.75%								19.75%	19.75%
Bondco
Business And Significant Accounting Polices [Line Items]
Principal amount of transition bonds issued																$ 1,300	$ 1,300
Sempra Energy [Member] | Oncor
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired															80.03%
Sales [Member] | TCEH [Member]
Business And Significant Accounting Polices [Line Items]
Concentration risk percentage												22.00%	23.00%	25.00%
Sales [Member] | Vistra [Member]
Business And Significant Accounting Polices [Line Items]
Concentration risk percentage												22.00%	23.00%	25.00%
Maximum [Member] | Accounting Standards Update 2014-09 [Member]
Business And Significant Accounting Polices [Line Items]
Alternative revenue program											$ 20